Debentures and Long-term Loans from Financial Institutions (Schedule of Terms and Debt repayment of Debentures) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Nominal interest rate		5.94%
Face value		₪ 3,210	₪ 2,996
Carrying amount		₪ 3,099	2,920
Debentures (Series F) - linked to the Israeli CPI [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		4.60%
Year of maturity		2017-2020
Face value			214
Carrying amount			223
Debentures (Series H) - linked to the Israeli CPI [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		1.98%
Year of maturity		2018-2024
Face value		₪ 608	722
Carrying amount		₪ 579	682
Debentures (Series I) - unlinked [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		4.14%
Year of maturity		2018-2025
Face value		₪ 563	643
Carrying amount		₪ 550	626
Debentures (Series J) - linked to the Israeli CPI [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		2.45%
Year of maturity		2021-2026
Face value		₪ 103	103
Carrying amount		₪ 104	104
Debentures (Series K) - unlinked [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		3.55%
Year of maturity		2021-2026
Face value		₪ 711	711
Carrying amount		₪ 707	706
Debentures (Series L) - unlinked [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		2.50%
Year of maturity		2023-2028
Face value		₪ 1,225	603
Carrying amount		₪ 1,159	579
Loan from financial institutions [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		4.60%
Year of maturity		2018-2021
Face value		₪ 50	100
Carrying amount		₪ 50	100
Loan from financial institutions [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		5.10%
Year of maturity		2019-2022
Face value		₪ 100	150
Carrying amount		₪ 100	150
Loan from bank [Member]
Disclosure of detailed information about borrowings [line items]
Currency	[1]	NIS
Nominal interest rate	[1]	4.00%
Year of maturity	[1]	2020-2021
Face value	[1]	₪ 38	150
Carrying amount	[1]	38	150
Loan from financial institutions [Member]
Disclosure of detailed information about borrowings [line items]
Face value		188	400
Carrying amount		₪ 188	₪ 400

[1]	According to a deferred loan agreement entered by the Company with an Israeli bank in June 2017, in March 2019, the loan in a principal amount of ILS 150 million was provided to the Company. The loan is with no linkage and bears an annual fixed interest rate of 4%. The loan's principal amount will be payable in four equal annual payments on March 31 of each of the years 2021 through and including 2024 and the interest will be payable in ten semi-annual installments on March 31 and September 30 of each calendar year commencing September 30, 2019 through and including March 31, 2024. In October 2020 the Company made early repayment with respect to part of the loan in the amount of approximately ILS 113 million. The balance of the loan shall be repaid in March 2021.